Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-125751 and 811-21774


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 1, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:                First Trust Exchange-Traded Fund
                  (Registration Nos. 333-125751 and 811-21774)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Capital Strength ETF, First Trust Dow Jones Internet Index Fund, First Trust Dow Jones Select MicroCap Index Fund, First Trust Chindia ETF, First Trust Natural Gas ETF, First Trust Water ETF, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust US Equity Opportunities ETF, First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Dorsey Wright People's Portfolio ETF, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF and First Trust Total US Market AlphaDEX(R) ETF, each a series of the Registrant. Post-Effective Amendment No. 110, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 29, 2020.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -----------------------------
                                               Morrison C. Warren


Enclosures